AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 2012

1933 Act File No. 33 -75340
 1940 Act No. 811 -08360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 55	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 56	[X]

GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (818) 716-2739

James J. Atkinson, President
Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367

(Name and Address of Agent for Service)

Please send copies of communications to:

Susan J. Penry-Williams, Esq
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on March 30, 2012 pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on ______________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ______________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on ______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 54 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on January 11, 2012 for the purpose of establishing the Guinness Atkinson Inflation Managed Dividend Fund as new series of the Registrant.  This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 54 to the Registrant’s Registration Statement filed on January 11, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of March, 2012.

GUINNESS ATKINSON FUNDS

By: /s/ James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 51 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ James Atkinson		President	March 26, 2012
James Atkinson

/s/ Dr. Gunter Dufey*		Trustee	March 26, 2012
Dr. Gunter Dufey

/s/ J.I. Fordwood*		Trustee	March 26, 2012
J.I. Fordwood

/s/ Timothy Guinness*		Trustee	March 26, 2012
Timothy Guinness

/s/ Bret A. Herscher*		Trustee	March 26, 2012
Bret A. Herscher

/s/ J. Brooks Reece, Jr.*		Trustee and Chairman	March 26, 2012
J. Brooks Reece, Jr.

/s/ Rita Dam		Treasurer	March 26, 2012
Rita Dam

*By:	/s/ Susan Penry-Williams
Susan Penry-Williams Attorney-in-Fact